Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

14. Property, plant and equipment

FULLY OWNED	Land, buildings & leasehold improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total

	(Euro, in thousands)
Acquisition value
On January 1 , 2020	€5,284	44,655	4,028	17,856	71,823
Additions	885	3,737	1,824	32,218	38,664
Sales and disposals	(51)	(1,096)	(81)		(1,228)
Reclassifications	10,625	(623)	2,084	(12,086)	—
Reclassifications to assets held for sale	(2)	(8,938)	(484)	(686)	(10,110)
Translation differences	(2)	(127)	(19)	(30)	(178)
On December 31, 2020	16,739	37,607	7,352	37,273	98,972
Additions	1,924	4,453	434	46,028	52,839
Sales and disposals		(1,001)	(1,177)	(9,316)	(11,494)
Reclassifications	7,273	5,210	1,175	(13,658)	—
Translation differences	195	1	45	(3)	238
On December 31, 2021	26,131	€46,270	€7,829	€60,324	€140,555
Impact of acquisitions of businesses	29	2,117	108		2,254
Additions	914	5,688	3,438	19,296	29,336
Sales and disposals	(2,846)	(600)	(1,344)		(4,790)
Reclassifications	64,286	3,580	167	(68,033)	—
Translation differences	205	(15)	43		233
On December 31, 2022	€88,719	€57,040	€10,241	€11,587	€167,588

Depreciations and impairment
On January 1 , 2020	€3,080	25,885	2,119	31	31,117
Depreciation	654	3,587	1,418	7	5,666
Sales and disposals	(51)	(1,058)	(77)		(1,186)
Reclassifications	46	(1,675)	1,629		—
Reclassifications to assets held for sale		(4,327)	(448)	(39)	(4,814)
Translation differences	(1)	(61)	(13)		(75)
On December 31, 2020	3,728	22,350	4,628	—	30,708
Depreciation	1,749	3,398	1,113		6,260
Impairment				9,316	9,316
Sales and disposals		(1,000)	(1,178)	(9,316)	(11,494)
Translation differences	28	1	18		47
On December 31, 2021	5,505	€24,749	€4,582	€—	€34,837
Depreciation	4,433	4,336	1,265		10,034
Sales and disposals	(2,173)	(574)	(1,328)		(4,075)
Translation differences	49	(1)	18		66
On December 31, 2022	€7,814	€28,510	€4,537	€—	€40,862

Carrying amount
On December 31, 2020	€13,011	€15,257	€2,724	€37,273	€68,264
On December 31, 2021	€20,626	€21,521	€3,247	€60,324	€105,718
On December 31, 2022	€80,905	€28,530	€5,704	€11,587	€126,726

The other tangible assets primarily consist of assets under construction, which are not yet available for use and therefore not yet depreciated as per December 31, 2022.

During 2022, the construction of our new building in Oegstgeest (the Netherlands) was completed which explains the reclassification from “other tangible assets” to “land, building and building improvements” for €64.3 million.

In 2021 we recorded an exceptional impairment of €9.3 million on the other tangible fixed assets following our decision to reassess the construction project of our new future headquarter location in Mechelen (Belgium).

RIGHT-OF-USE	Land & building	Installation & machinery	Furniture, fixtures & vehicles	Total

	(Euro, in thousands)
Acquisition value

On January 1, 2020	€27,364	554	3,307	31,225
Additions	18,341	186	2,932	21,459
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(5,940)		(263)	(6,202)
Translation differences	(88)		(3)	(90)
On December 31, 2020	39,678	734	5,812	46,225
Additions	1,722	110	5,092	6,924
Sales and disposals	(4,160)	(251)	(722)	(5,133)
Translation differences	221		2	223
On December 31, 2021	37,461	€593	€10,184	€48,239
Additions	703		3,603	4,306
Sales and disposals	(3,554)	(156)	(1,274)	(4,984)
Translation differences	224		(8)	216
On December 31, 2022	€34,834	€437	€12,505	€47,777

Depreciations and impairment

On January 1, 2020	€4,670	342	867	5,879
Depreciation	5,350	128	1,405	6,883
Sales and disposals		(6)	(161)	(167)
Reclassifications to assets held for sale	(1,334)		(115)	(1,448)
Translation differences	(36)		(1)	(36)
On December 31, 2020	8,651	464	1,995	11,111
Depreciation	5,466	161	2,296	7,923
Sales and disposals	(1,696)	(251)	(722)	(2,669)
Translation differences	79			79
On December 31, 2021	12,500	€374	€3,569	€16,444
Depreciation	4,421	134	3,141	7,696
Sales and disposals	(2,602)	(156)	(1,235)	(3,993)
Translation differences	105		(2)	103
On December 31, 2022	€14,424	€352	€5,473	€20,250

Carrying amount

On December 31, 2020	€31,027	€270	€3,817	€35,113
On December 31, 2021	€24,961	€219	€6,615	€31,794
On December 31, 2022	€20,410	€85	€7,032	€27,526

		December 31,
		2022	2021	2020
		(Euro, in thousands)
Carrying amount
Property, plant and equipment fully owned		€126,726	€105,718	€68,264
Right-of-use		27,526	31,794	35,113
Total property, plant and equipment		€154,252	€137,512	€103,378

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment.